INVENTORY (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Inventory Disclosure [Abstract]
SCHEDULE OF INVENTORIES

Inventories by major classification were comprised of the following at:

	March 31,2022	December 31, 2021
Inventory	$957,167	$783,296
Less reserve for uncollectable accounts	(321,104)	(321,104)
Total	$636,063	$462,192

Inventories by major classification were comprised of the following at:

	December 31, 2021	December 31, 2020
Inventory	$783,296	$807,820
Less reserve for uncollectable accounts	(321,104)	(250,000)
Total	$462,192	$557,820